Cover	Jul. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2023
Entity File Number	001-34502
Entity Registrant Name	Future FinTech Group Inc.
Entity Central Index Key	0001066923
Entity Tax Identification Number	98-0222013
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	Americas Tower
Entity Address, Address Line Two	1177 Avenue of The Americas
Entity Address, Address Line Three	Suite 5100
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	888
Local Phone Number	622-1218
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FTFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false